STOCK OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2015
Stock Option Plans Tables
Stock option plan

Issue Date	No. of Options Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)

5/29/2014	12,750,000	0.15	0.18	5/29/2024	8.67
5/29/2014	2,000,000	0.20	0.18	5/29/2019	3.67

Balance as at September 30, 2015	14,750,000			Weighted Average Contractual Life (Years)	7.99